INTANGIBLE ASSETS (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF PATENTS INCLUDE THE FAIR VALUE ATTRIBUTED TO THE PATENTS UPON THE ACQUISITION

	Software*	License	Patent applications and technological know how	Total
Cost
Balance, December 31, 2022	$2,301,580	$850,000	$42,961,382	$1,300,429
Additions	366,325	-	-	43,871,579
Impairments	(2,478,491)	(850,000)	(9,498,279)	-
Translation differences	(108,176)	-	-	(32,385)
Balance, December 31, 2023	81,238	-	33,463,103	33,544,341
Additions	-	-	-	-
Translation differences	-	-	-	-
Balance, March 31, 2024	$81,238	$-	33,463,103	$33,544,341
Accumulated depreciation
Balance, December 31, 2022	$-	$-	-	$81,406
Depreciation	81,406	-	-	(168)
Translation differences	(168)
Balance, December 31, 2023	81,238	-	-	81,238
Depreciation	-	-	-	-
Balance, March 31, 2024	$81,238	$-	-	$81,238
Net book value
At December 31, 2023	$-	$-	33,463,103	$33,463,103
At March 31, 2024	$-	$-	33,463,103	$33,463,103

*	Reclassified software development costs from Capital Work in Progress (Note 7) to Intangible Assets – Software (See Note 3)